EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature [abstract]
Staff cost - salaries, wages and other benefits	$ 52,873	$ 50,132	$ 37,730
Share-based payments	45,488	90,648	88,355
Amortization - intangible assets	754	97	146
Electricity cost in operating mining machines	180,565	139,469	58,447
Cost of mining machines sold	4	1,002	5,978
Consulting service fee	9,757	6,797	8,787
Tax and surcharge	5,442	3,355	2,202
Advertising expenses	1,383	737	880
Office expenses	3,987	3,124	2,219
Research and development technical service fees	2,854	1,313	1,964
Expenses of low-value consumables	2,557	4,025	1,662
Expenses of variable payment lease	224	639	610
Expenses of short-term leases	286	527	351
Impairment loss of mining machines	0	0	106
Logistic expenses	557	3,060	1,391
Travel expenses	2,843	3,202	1,393
Insurance fee	2,427	3,446	983
Others	8,191	12,756	4,826
Total cost of revenue, selling, general and administrative and research and development expenses	394,979	390,656	280,939
Mining Machines [Member]
Expenses by Nature [abstract]
Depreciation	25,663	29,281	43,857
Property, Plant and Equipment [Member]
Expenses by Nature [abstract]
Depreciation	39,899	30,438	14,416
Investment Properties [Member]
Expenses by Nature [abstract]
Depreciation	2,601	1,237	0
Right-of-use Assets [Member]
Expenses by Nature [abstract]
Depreciation	$ 6,624	$ 5,371	$ 4,636